Summary of Business and Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Impact of Accounting Change Retrospectively adopted on Balance Sheet

Consolidated Balance Sheet
(in thousands)	June 30, 2012
	As Previously Reported	Adjustment (1)	As Adjusted
Deferred commissions	$—	$955	$955
Total current assets	$17,276	$955	$18,231
Deferred commissions, net of current portion	$—	$643	$643
Total assets	$26,345	$1,598	$27,943
Accumulated deficit	$(323,616)	$1,598	$(322,018)
Total stockholders’ equity	$2,315	$1,598	$3,913
Total liabilities and stockholders’ equity	$26,345	$1,598	$27,943

Consolidated Balance Sheet
(in thousands)	June 30, 2011
	As Previously Reported	Adjustment (1)	As Adjusted
Deferred commissions	$—	$404	$404
Total current assets	$21,846	$404	$22,250
Deferred commissions, net of current portion	$—	$99	$99
Total assets	$28,224	$503	$28,727
Accumulated deficit	$(318,699)	$503	$(318,196)
Total stockholders’ equity	$6,012	$503	$6,515
Total liabilities and stockholders’ equity	$28,224	$503	$28,727

Impact of Accounting Change Retrospectively adopted on Income Statement
Consolidated Statement of Operations	Year Ended
(in thousands)	June 30, 2012
	As Previously Reported	Adjustment (1)	As Adjusted
Sales and marketing	$21,181	$(1,095)	$20,086
Total operating expense	$33,056	$(1,095)	$31,961
Income / (loss) from operations	$(3,128)	$1,095	$(2,033)
Net income / (loss) before income tax	$(4,527)	$1,095	$(3,432)
Net income / (loss)	$(4,917)	$1,095	$(3,822)

Basic net income / (loss) per share	$(0.20)	$0.04	$(0.16)
Diluted net income / (loss) per share	$(0.20)	$0.04	$(0.16)

Consolidated Statement of Operations	Year Ended
(in thousands)	June 30, 2011
	As Previously Reported	Adjustment (1)	As Adjusted
Sales and marketing	$13,932	$139	$14,071
Total operating expense	$23,457	$139	$23,596
Income / (loss) from operations	$9,692	$(139)	$9,553
Net income / (loss) before income tax	$8,707	$(139)	$8,568
Net income / (loss)	$8,511	$(139)	$8,372

Basic net income / (loss) per share	$0.37	$(0.00)	$0.37
Diluted net income / (loss) per share	$0.35	$(0.01)	$0.34

Condensed Consolidated Statement of Operations	Year Ended
(in thousands)	June 30, 2010
	As Previously Reported	Adjustment (1)	As Adjusted
Sales and marketing	$10,226	$(42)	$10,184
Total operating expense	$18,947	$(42)	$18,905
Income / (loss) from operations	$1,222	$42	$1,264
Net income / (loss) before income tax	$32	$42	$74
Net income / (loss)	$(127)	$42	$(85)

Basic net income / (loss) per share	$(0.01)	$0.01	$(0.00)
Diluted net income / (loss) per share	$(0.01)	$0.01	$(0.00)

Impact of Accounting Change Retrospectively adopted on Comprehensive Income
Consolidated Statement of Comprehensive Income	Year Ended
(in thousands)	June 30, 2012
	As Previously Reported	Adjustment (1)	As Adjusted
Net loss	$(4,917)	$1,095	$(3,822)
Comprehensive loss	$(4,867)	$1,095	$(3,772)

Consolidated Statement of Comprehensive Income	Year Ended
(in thousands)	June 30, 2011
	As Previously Reported	Adjustment (1)	As Adjusted
Net income	$8,511	$(139)	$8,372
Comprehensive income	$8,307	$(139)	$8,168

Consolidated Statement of Comprehensive Income	Year Ended
(in thousands)	June 30, 2010
	As Previously Reported	Adjustment (1)	As Adjusted
Net loss	$(127)	$42	$(85)
Comprehensive loss	$(217)	$42	$(175)

Impact of Accounting Change Retrospectively adopted on Cash Flows
Consolidated Statement of Cash Flows
(in thousands)	Year Ended
	June 30, 2012
	As Previously Reported	Adjustment (1)	As Adjusted
Net income / (loss)	$(4,917)	$1,095	$(3,822)
Amortization of deferred commissions	$—	628	628
Deferred commissions	$—	$(1,723)	$(1,723)

Consolidated Statement of Cash Flows
(in thousands)	Year Ended
	June 30, 2011
	As Previously Reported	Adjustment (1)	As Adjusted
Net income / (loss)	$8,511	$(139)	$8,372
Amortization of deferred commissions	$—	752	752
Deferred commissions	$—	$(613)	$(613)

Consolidated Statement of Cash Flows
(in thousands)	Year Ended
	June 30, 2010
	As Previously Reported	Adjustment (1)	As Adjusted
Net income / (loss)	$(127)	$42	$(85)
Amortization of deferred commissions	$—	603	603
Deferred commissions	$—	$(645)	$(645)

(1)	Reflects the retrospective impact to sales commission expense as a result of the voluntary change to our sales commission expense policy which was adopted in the first quarter of fiscal year 2013.

Schedule of Calculation of Basic and Diluted Net Income/ (Loss) Per Common Share

The following table represents the calculation of basic and diluted net income/ (loss) per common share (in thousands, except per share data):

	Years Ended June 30,
	2012	2011	2010
Net income/(loss) applicable to common stockholders	$(3,822)	$8,372	$(85)

Basic net income/(loss) per common share	$(0.16)	$0.37	$(0.00)

Weighted average common shares used in computing basic net income/(loss) per common share	24,329	22,709	22,180
Effect of dilutive options and warrants outstanding	—	1,580	—

Weighted average common shares used in computing diluted net income/(loss) per common share	24,329	24,289	22,180

Diluted net income/(loss) per common share	$(0.16)	$0.34	$(0.00)

Schedule of Information Related to Geographic Area

Information relating to our geographic areas for the fiscal years ended June 30, 2012, 2011 and 2010 is as follows (in thousands):

	Total Revenue	Operating Income (Loss)	Identifiable Assets
Year ended June 30, 2012:
North America	$24,254	$(464)	$15,692
EMEA	18,862	2,490	6,162
Asia Pacific	248	(4,059)	1,209

	$43,364	$(2,033)	$23,063

Year ended June 30, 2011:
North America	$20,533	$2,685	$16,142
EMEA	23,396	10,260	6,015
Asia Pacific	136	(3,392)	1,690

	$44,065	$9,553	$23,847

Year ended June 30, 2010:
North America	$15,697	$1,162	$6,723
EMEA	14,027	2,969	3,503
Asia Pacific	153	(2,867)	852

	$29,877	$1,264	$11,078

Schedule of Revenue Information

The following table provides the revenue for the fiscal years 2012, 2011 and 2010:

	Year Ended June 30,
	2012	2011	2010
Revenue:
License	$11,067	$17,371	$7,389
Hosting services	11,196	9,244	7,538
Maintenance and support services	12,398	10,796	9,079
Professional services	8,703	6,654	5,871

	$43,364	$44,065	$29,877